Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust XI
Entity Central Index Key	0000078758
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000028137 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Core Equity Fund
Class Name	Class A
Trading Symbol	PIOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Core Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 14.34%. For the same period, the Fund’s broad-based benchmark the S&P 500 Total Return USD Index (the “Index”) returned 25.02%.
  Amundi Asset Management US, Inc., the Fund’s investment adviser, uses a quality and valuation-conscious approach to select the Fund’s investments. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. A vast majority of this underperformance is attributable to security selection in the information technology sector; specifically, the decision not to own one stock in the semiconductor segment due to valuation concerns.
  Stock selection in the financials and energy sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An underweight allocation to the healthcare sector and an overweight to the communication services sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Standard & Poor’s 500 Total Return USD Index (the S&P 500).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	7.74%	9.84%	9.84%
Class A (without sales charge)	14.34%	11.15%	10.49%
S&P 500 Total Return USD Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,901,908,558
Holdings Count | Holding	44	[1]
Advisory Fees Paid, Amount	$ 9,409,365
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$1,901,908,558%
Total number of portfolio holdings	44^^
Total advisory fee paid	$9,409,365
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	28.6%
Financials	14.6%
Industrials	10.8%
Communication Services	10.7%
Health Care	10.3%
Consumer Discretionary	8.4%
Consumer Staples	5.0%
Energy	4.6%
Utilities	2.6%
Basic Materials	2.4%
Real Estate	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028139 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Core Equity Fund
Class Name	Class C
Trading Symbol	PCOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Core Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.65%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned 13.36%. For the same period, the Fund’s broad-based benchmark the S&P 500 Total Return USD Index (the “Index”) returned 25.02%.
  Amundi Asset Management US, Inc., the Fund’s investment adviser, uses a quality and valuation-conscious approach to select the Fund’s investments. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. A vast majority of this underperformance is attributable to security selection in the information technology sector; specifically, the decision not to own one stock in the semiconductor segment due to valuation concerns.
  Stock selection in the financials and energy sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An underweight allocation to the healthcare sector and an overweight to the communication services sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Standard & Poor’s 500 Total Return USD Index (the S&P 500).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	12.36%	10.25%	9.60%
Class C (without contingent deferred sales charge)	13.36%	10.25%	9.60%
S&P 500 Total Return USD Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,901,908,558
Holdings Count | Holding	44	[2]
Advisory Fees Paid, Amount	$ 9,409,365
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$1,901,908,558%
Total number of portfolio holdings	44^^
Total advisory fee paid	$9,409,365
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	28.6%
Financials	14.6%
Industrials	10.8%
Communication Services	10.7%
Health Care	10.3%
Consumer Discretionary	8.4%
Consumer Staples	5.0%
Energy	4.6%
Utilities	2.6%
Basic Materials	2.4%
Real Estate	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000202493 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Core Equity Fund
Class Name	Class K
Trading Symbol	PCEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Core Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class K shares at NAV returned 14.64%. For the same period, the Fund’s broad-based benchmark the S&P 500 Total Return USD Index (the “Index”) returned 25.02%.
  Amundi Asset Management US, Inc., the Fund’s investment adviser, uses a quality and valuation-conscious approach to select the Fund’s investments. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. A vast majority of this underperformance is attributable to security selection in the information technology sector; specifically, the decision not to own one stock in the semiconductor segment due to valuation concerns.
  Stock selection in the financials and energy sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An underweight allocation to the healthcare sector and an overweight to the communication services sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the Standard & Poor’s 500 Total Return USD Index (the S&P 500).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	14.64%	11.49%	10.73%
S&P 500 Total Return USD Index	25.02%	14.53%	13.10%

Performance Inception Date	May 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,901,908,558
Holdings Count | Holding	44	[3]
Advisory Fees Paid, Amount	$ 9,409,365
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$1,901,908,558%
Total number of portfolio holdings	44^^
Total advisory fee paid	$9,409,365
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	28.6%
Financials	14.6%
Industrials	10.8%
Communication Services	10.7%
Health Care	10.3%
Consumer Discretionary	8.4%
Consumer Staples	5.0%
Energy	4.6%
Utilities	2.6%
Basic Materials	2.4%
Real Estate	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000203260 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Core Equity Fund
Class Name	Class R
Trading Symbol	CERPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Core Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class R shares at NAV returned 13.98%. For the same period, the Fund’s broad-based benchmark the S&P 500 Total Return USD Index (the “Index”) returned 25.02%.
  Amundi Asset Management US, Inc., the Fund’s investment adviser, uses a quality and valuation-conscious approach to select the Fund’s investments. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. A vast majority of this underperformance is attributable to security selection in the information technology sector; specifically, the decision not to own one stock in the semiconductor segment due to valuation concerns.
  Stock selection in the financials and energy sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An underweight allocation to the healthcare sector and an overweight to the communication services sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the Standard & Poor’s 500 Total Return USD Index (the S&P 500).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	13.98%	10.83%	10.28%
S&P 500 Total Return USD Index	25.02%	14.53%	13.10%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,901,908,558
Holdings Count | Holding	44	[4]
Advisory Fees Paid, Amount	$ 9,409,365
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$1,901,908,558%
Total number of portfolio holdings	44^^
Total advisory fee paid	$9,409,365
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	28.6%
Financials	14.6%
Industrials	10.8%
Communication Services	10.7%
Health Care	10.3%
Consumer Discretionary	8.4%
Consumer Staples	5.0%
Energy	4.6%
Utilities	2.6%
Basic Materials	2.4%
Real Estate	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028140 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Core Equity Fund
Class Name	Class Y
Trading Symbol	PVFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Core Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class Y shares at NAV returned 14.56%. For the same period, the Fund’s broad-based benchmark the S&P 500 Total Return USD Index (the “Index”) returned 25.02%.
  Amundi Asset Management US, Inc., the Fund’s investment adviser, uses a quality and valuation-conscious approach to select the Fund’s investments. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. A vast majority of this underperformance is attributable to security selection in the information technology sector; specifically, the decision not to own one stock in the semiconductor segment due to valuation concerns.
  Stock selection in the financials and energy sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An underweight allocation to the healthcare sector and an overweight to the communication services sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Standard & Poor’s 500 Total Return USD Index (the S&P 500).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	14.56%	11.38%	10.75%
S&P 500 Total Return USD Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 1,901,908,558
Holdings Count | Holding	44	[5]
Advisory Fees Paid, Amount	$ 9,409,365
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$1,901,908,558%
Total number of portfolio holdings	44^^
Total advisory fee paid	$9,409,365
Portfolio turnover rate	54%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2024 )*
Information Technology	28.6%
Financials	14.6%
Industrials	10.8%
Communication Services	10.7%
Health Care	10.3%
Consumer Discretionary	8.4%
Consumer Staples	5.0%
Energy	4.6%
Utilities	2.6%
Basic Materials	2.4%
Real Estate	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.